Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000022375 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000022375 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000022375 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000022375 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022375 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000022375 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000022375 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000022375 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000022375 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022375 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022375 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000022375 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022375 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000022375 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022375 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022375 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000022375 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000022375 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022376 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000022376 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000022376 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000022376 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022376 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000022376 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000022376 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000022376 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000022376 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022376 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022376 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000022376 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022376 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000022376 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022376 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022376 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000022376 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000022376 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022374 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000022374 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000022374 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000022374 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022374 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000022374 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000022374 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000022374 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000022374 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022374 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022374 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000022374 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022374 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000022374 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000022374 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022374 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000022374 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000022374 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022411 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022411 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022411 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022411 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022411 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022411 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022411 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022411 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022411 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022411 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022411 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022411 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022411 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022411 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022411 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022411 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000022411 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022411 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022411 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022411 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022411 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022411 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000022411 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022411 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022411 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022411 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022411 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022411 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022411 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022411 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022411 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022412 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022412 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022412 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022412 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022412 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022412 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022412 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022412 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022412 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022412 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022412 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022412 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022412 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022412 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022412 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022412 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000022412 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022412 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022412 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022412 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022412 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022412 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000022412 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022412 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022412 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022412 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022412 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022412 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022412 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022412 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022412 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022410 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022410 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022410 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022410 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022410 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022410 [Member] | CRH PLC London Stock Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022410 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022410 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022410 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022410 [Member] | Sumitomo Mitsui Trust Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022410 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000022410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022410 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000022410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022410 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022410 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000022410 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022410 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022410 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022410 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022410 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022410 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022410 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022410 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022410 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022599 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022599 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000022599 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000022599 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000022599 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000022599 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022599 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022599 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000022599 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022599 [Member] | Equity Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022599 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022599 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022599 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022600 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022600 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000022600 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000022600 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000022600 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000022600 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022600 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022600 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000022600 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022600 [Member] | Equity Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022600 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022600 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022600 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022598 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022598 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000022598 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000022598 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000022598 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000022598 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022598 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022598 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000022598 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022598 [Member] | Equity Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022598 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022598 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022598 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022625 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022625 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022625 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022625 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022625 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022625 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022625 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022625 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022625 [Member] | On Holding AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022625 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000022625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000022625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022625 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022626 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022626 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022626 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022626 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022626 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022626 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022626 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022626 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022626 [Member] | On Holding AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022626 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022626 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000022626 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000022626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022626 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022624 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022624 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022624 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022624 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022624 [Member] | Liberty Media Corp Liberty Formula One Series C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022624 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022624 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022624 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022624 [Member] | On Holding AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022624 [Member] | DraftKings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022624 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000022624 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022624 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022624 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022624 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000022624 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022624 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022624 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000022624 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022624 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022624 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022637 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022637 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022637 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022637 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022637 [Member] | Corpay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022637 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022637 [Member] | Southwest Airlines Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022637 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022637 [Member] | FirstEnergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022637 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022637 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022637 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022637 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000022637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022637 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022638 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022638 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022638 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022638 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022638 [Member] | Corpay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022638 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022638 [Member] | Southwest Airlines Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022638 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022638 [Member] | FirstEnergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022638 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022638 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022638 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022638 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022638 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022638 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022638 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022638 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000022638 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022638 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022638 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022638 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022636 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022636 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022636 [Member] | Kenvue Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022636 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022636 [Member] | Corpay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022636 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022636 [Member] | Southwest Airlines Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022636 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022636 [Member] | FirstEnergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022636 [Member] | Saia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022636 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022636 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022636 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022636 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022636 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022636 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022636 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000022636 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000022636 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000022636 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022636 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022636 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117969 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117969 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117969 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117969 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117969 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117969 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117969 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000117969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000117969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000117969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000117969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000117969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000117969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000117969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000117969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117969 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000117969 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000117969 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000117969 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000117969 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000117969 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000117969 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117969 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117969 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000117969 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117969 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022419 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000022419 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000022419 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000022419 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000022419 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022419 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000022419 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000022419 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000022419 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000022419 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022419 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000022419 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022419 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000022419 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.50%
C000022419 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022419 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.40%
C000022419 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022419 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022419 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022419 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022419 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022419 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022419 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000022419 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022419 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000022419 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022419 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022419 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022419 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000022419 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000022419 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000022419 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
C000022419 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000022419 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022419 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000022420 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000022420 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000022420 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000022420 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000022420 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022420 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000022420 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000022420 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000022420 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000022420 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022420 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000022420 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022420 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000022420 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.50%
C000022420 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022420 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.40%
C000022420 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022420 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022420 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022420 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022420 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022420 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022420 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000022420 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022420 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000022420 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022420 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022420 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022420 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000022420 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000022420 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000022420 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
C000022420 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000022420 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022420 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000022418 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000022418 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000022418 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000022418 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000022418 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022418 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000022418 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000022418 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000022418 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000022418 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022418 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000022418 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022418 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000022418 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.50%
C000022418 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022418 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.40%
C000022418 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022418 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022418 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022418 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022418 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022418 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022418 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000022418 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022418 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000022418 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022418 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022418 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022418 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000022418 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000022418 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000022418 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
C000022418 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000022418 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000022418 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000117965 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000117965 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117965 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000117965 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117965 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000117965 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000117965 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000117965 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117965 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117965 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000117965 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000117965 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117965 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117965 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000117965 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000117965 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000117965 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117965 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117966 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000117966 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117966 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000117966 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117966 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000117966 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000117966 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000117966 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117966 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117966 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000117966 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000117966 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117966 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117966 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000117966 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000117966 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000117966 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117966 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022342 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000022342 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022342 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000022342 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022342 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000022342 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022342 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022342 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022342 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022342 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022342 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000022342 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022342 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022342 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022342 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000022342 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000022342 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022342 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022355 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022355 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022355 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022355 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022355 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022355 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022355 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022355 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022355 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022355 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022355 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022355 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022355 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022355 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022355 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022355 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022355 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000022355 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022355 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022355 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022355 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022356 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022356 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022356 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022356 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022356 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022356 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022356 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022356 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022356 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022356 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022356 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022356 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022356 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022356 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022356 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022356 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022356 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000022356 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022356 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022356 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022356 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022351 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022351 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022351 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022351 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022351 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000022351 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022351 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022352 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022352 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022352 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022352 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022352 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022352 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022352 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022352 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022352 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022352 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000022352 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022352 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022353 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022353 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022353 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022353 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022353 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022353 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022353 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000022353 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000022353 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022353 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000022353 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022353 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022367 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022367 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022367 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022367 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022367 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022367 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022367 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022367 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022367 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022367 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022367 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000022367 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000022367 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022367 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022367 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022367 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000022367 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022367 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022368 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022368 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022368 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022368 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022368 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022368 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022368 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022368 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000022368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000022368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000022368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022368 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022366 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022366 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022366 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022366 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022366 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022366 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022366 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022366 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022366 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022366 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022366 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000022366 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000022366 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022366 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022366 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022366 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000022366 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022366 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022403 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022403 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022403 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022403 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022403 [Member] | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022403 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022403 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022403 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022403 [Member] | American Express Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022403 [Member] | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022403 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022403 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000022403 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000022403 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000022403 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022403 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022403 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022404 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022404 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022404 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022404 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022404 [Member] | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022404 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022404 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022404 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022404 [Member] | American Express Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022404 [Member] | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022404 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000022404 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000022404 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000022404 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022404 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022404 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022402 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000022402 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022402 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022402 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022402 [Member] | Discover Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022402 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022402 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022402 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022402 [Member] | American Express Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022402 [Member] | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022402 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022402 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000022402 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000022402 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000022402 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022402 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022402 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022475 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022475 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022475 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022475 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022475 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022475 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022475 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022475 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000022475 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022475 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022475 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022475 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022476 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022476 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022476 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022476 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022476 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022476 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022476 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022476 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000022476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022476 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022476 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022476 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022477 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022477 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000022477 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022477 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022477 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000022477 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022477 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022477 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000022477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022477 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022477 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022477 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022594 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022594 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000022594 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000022594 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000022594 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000022594 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022594 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022594 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000022594 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022594 [Member] | Equity Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022594 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022594 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022594 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022595 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022595 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000022595 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000022595 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000022595 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000022595 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022595 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022595 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000022595 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022595 [Member] | Equity Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022595 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022595 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022595 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022593 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022593 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000022593 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000022593 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000022593 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000022593 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022593 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022593 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000022593 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022593 [Member] | Equity Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022593 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000022593 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022593 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022621 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022621 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022621 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | DocuSign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000022621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000022621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022621 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022347 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022347 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022347 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022347 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022347 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000022347 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022347 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022347 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000022347 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022347 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022347 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022347 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022348 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022348 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022348 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022348 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022348 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000022348 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022348 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022348 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000022348 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022348 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022348 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022348 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022349 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000022349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022349 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022349 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000022349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022349 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000022349 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000022349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022349 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022349 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022349 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117967 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000117967 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000117967 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117967 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000117967 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000117967 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117967 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117967 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117967 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117967 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000117967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000117967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000117967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000117967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000117967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000117967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000117967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117967 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117968 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000117968 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000117968 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117968 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000117968 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000117968 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117968 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117968 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117968 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000117968 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000117968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000117968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000117968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000117968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000117968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000117968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000117968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000117968 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022362 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022362 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022362 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022362 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022362 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022362 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022362 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022362 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022362 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022362 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022362 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022362 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022362 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022362 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022362 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000022362 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022362 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000022362 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000022362 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022362 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022362 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022362 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117970 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117970 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000117970 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117970 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117970 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000117970 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000117970 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000117970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000117970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000117970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000117970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000117970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000117970 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000117970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000117970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000117970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117970 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000117970 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000117970 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000117970 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000117970 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000117970 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000117970 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117970 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000117970 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000117970 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000117970 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022668 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022668 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022668 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022668 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022668 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022668 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022668 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000022668 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022668 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022668 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022668 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022668 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022668 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022668 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022668 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000022668 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022668 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000022668 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022668 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022668 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000022668 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000022668 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022668 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000022668 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022668 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022668 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022668 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000022668 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022668 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022704 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022704 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022704 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | Rocket Lab USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022704 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022704 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022704 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022704 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022704 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000022704 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022704 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000022704 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022704 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022704 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022704 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022704 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022705 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022705 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022705 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022705 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | Rocket Lab USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022705 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022705 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022705 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022705 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022705 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000022705 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022705 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000022705 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022705 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022705 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022705 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022705 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022703 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022703 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022703 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022703 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | Rocket Lab USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | IonQ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022703 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022703 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000022703 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022703 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022703 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000022703 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022703 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000022703 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000022703 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000022703 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022703 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022703 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022354 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022354 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022354 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022354 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000022354 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022354 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022354 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022354 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022354 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022354 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022354 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000022354 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000022354 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022354 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022354 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022354 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022354 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000022354 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022354 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000022354 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022354 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022685 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022685 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022685 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022685 [Member] | Banca Monte dei Paschi di Siena SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | BPER Banca SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Helvetia Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Unipol Gruppo SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022685 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000022685 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022685 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022685 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022685 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022685 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022685 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022685 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000022685 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022685 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022685 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022685 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022685 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022685 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000022685 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022685 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022685 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000022685 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022685 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022685 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022685 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022685 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022685 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022686 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022686 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022686 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022686 [Member] | Banca Monte dei Paschi di Siena SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | BPER Banca SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Helvetia Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Unipol Gruppo SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022686 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000022686 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022686 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022686 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022686 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022686 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022686 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022686 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000022686 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022686 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022686 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022686 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022686 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022686 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000022686 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022686 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022686 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000022686 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022686 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022686 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022686 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022686 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022686 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022684 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022684 [Member] | Swiss Prime Site AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022684 [Member] | GEA Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000022684 [Member] | Banca Monte dei Paschi di Siena SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | BPER Banca SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | LEG Immobilien SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | PSP Swiss Property AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Helvetia Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Unipol Gruppo SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Baloise Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022684 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000022684 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022684 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000022684 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022684 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022684 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022684 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022684 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000022684 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022684 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022684 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000022684 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022684 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022684 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000022684 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000022684 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022684 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000022684 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022684 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022684 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022684 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022684 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022684 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022447 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022447 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022447 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000022447 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000022447 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000022447 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022447 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022447 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022447 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000022447 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022447 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022447 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022447 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022447 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022447 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022448 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022448 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022448 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000022448 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000022448 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000022448 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022448 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022448 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022448 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000022448 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022448 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022448 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022448 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022448 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022448 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022446 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022446 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022446 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000022446 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000022446 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000022446 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022446 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022446 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000022446 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022446 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022446 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022446 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022446 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022446 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022589 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022589 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000022589 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000022589 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000022589 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000022589 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022589 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022589 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000022589 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022589 [Member] | Equity Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022589 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022589 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022589 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022590 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022590 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000022590 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000022590 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000022590 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000022590 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022590 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022590 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000022590 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022590 [Member] | Equity Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022590 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022590 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022590 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022588 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022588 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000022588 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000022588 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
C000022588 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000022588 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022588 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022588 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000022588 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022588 [Member] | Equity Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022588 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000022588 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022588 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022443 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022443 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022443 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022443 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022443 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022443 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022443 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022443 [Member] | Merck And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022443 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022443 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022443 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022443 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022443 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000022443 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000022443 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000022443 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022443 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022443 [Member] | Health care technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022443 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022444 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022444 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022444 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022444 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022444 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022444 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022444 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022444 [Member] | Merck And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022444 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022444 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022444 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022444 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000022444 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000022444 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000022444 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022444 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022444 [Member] | Health care technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022444 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022442 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000022442 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022442 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000022442 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022442 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022442 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022442 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022442 [Member] | Merck And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022442 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022442 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022442 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022442 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022442 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000022442 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000022442 [Member] | Health care equipment and supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000022442 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000022442 [Member] | Life sciences tools and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000022442 [Member] | Health care technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022442 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022568 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000022568 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000022568 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000022568 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000022568 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000022568 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000022568 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000022568 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000022568 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022568 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022568 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022568 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022568 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000022568 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000022568 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022568 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022568 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022568 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000022568 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000022568 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022569 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000022569 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000022569 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000022569 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000022569 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000022569 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000022569 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000022569 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000022569 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022569 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022569 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022569 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022569 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000022569 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000022569 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022569 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022569 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022569 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000022569 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000022569 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000022399 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022399 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022399 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022399 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022399 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022399 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022399 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022399 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022399 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022399 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022399 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022399 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022399 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022399 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022399 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000022399 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022399 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000022399 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022399 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022399 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000022399 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022399 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022400 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022400 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022400 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022400 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022400 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022400 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022400 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022400 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022400 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022400 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022400 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022400 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022400 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022400 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022400 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000022400 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022400 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000022400 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022400 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022400 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000022400 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022400 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022398 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022398 [Member] | MetLife Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022398 [Member] | The Southern Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022398 [Member] | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022398 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022398 [Member] | General Electric Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022398 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022398 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022398 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022398 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022398 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022398 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022398 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022398 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000022398 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000022398 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000022398 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000022398 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022398 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022398 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000022398 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022398 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022712 [Member] | TriMas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022712 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022712 [Member] | Huron Consulting Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022712 [Member] | Gulfport Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022712 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022712 [Member] | Seacoast Banking Corp of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022712 [Member] | The Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022712 [Member] | Vanguard Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022712 [Member] | Enterprise Financial Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022712 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022712 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022712 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022712 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022712 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022712 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022712 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000022712 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022712 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022712 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000022712 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022712 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022712 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022713 [Member] | TriMas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022713 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022713 [Member] | Huron Consulting Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022713 [Member] | Gulfport Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022713 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022713 [Member] | Seacoast Banking Corp of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022713 [Member] | The Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022713 [Member] | Vanguard Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022713 [Member] | Enterprise Financial Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022713 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022713 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022713 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022713 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022713 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022713 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022713 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000022713 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022713 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022713 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000022713 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022713 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022713 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022711 [Member] | TriMas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022711 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022711 [Member] | Huron Consulting Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022711 [Member] | Gulfport Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022711 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022711 [Member] | Seacoast Banking Corp of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022711 [Member] | The Middleby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022711 [Member] | Vanguard Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022711 [Member] | Enterprise Financial Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022711 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022711 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000022711 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022711 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022711 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022711 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022711 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000022711 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022711 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022711 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000022711 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022711 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022711 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022665 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022665 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022665 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022665 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022665 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022665 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022665 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022665 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022665 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022665 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022665 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022665 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000022665 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022665 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022665 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022665 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022665 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000022665 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022665 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022665 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022665 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022666 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022666 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022666 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022666 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022666 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022666 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022666 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022666 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022666 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022666 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022666 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022666 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000022666 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022666 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022666 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022666 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022666 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000022666 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022666 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022666 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022666 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022664 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022664 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022664 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022664 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000022664 [Member] | Workday Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022664 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022664 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022664 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022664 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022664 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022664 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000022664 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000022664 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022664 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022664 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022664 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022664 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000022664 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022664 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022664 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000022664 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022689 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022689 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022689 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022689 [Member] | Prosus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022689 [Member] | Hiscox Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022689 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022689 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022689 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022689 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022689 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022689 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022689 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022689 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022689 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022689 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022689 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022689 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022689 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000022689 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022689 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022689 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022689 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022689 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022689 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022689 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022690 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022690 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022690 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022690 [Member] | Prosus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022690 [Member] | Hiscox Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022690 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022690 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022690 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022690 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022690 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022690 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022690 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022690 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022690 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022690 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022690 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022690 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022690 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022690 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022690 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022690 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022690 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000022690 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022690 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022690 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022690 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022690 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022690 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022690 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022688 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022688 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022688 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022688 [Member] | Prosus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022688 [Member] | Hiscox Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022688 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022688 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022688 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022688 [Member] | The Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022688 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022688 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000022688 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022688 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000022688 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022688 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022688 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022688 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000022688 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022688 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000022688 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022688 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022688 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022688 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022688 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000022688 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000022688 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000022688 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022688 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022688 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022688 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022688 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022688 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022724 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022724 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022724 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022724 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022724 [Member] | Matador Resources Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022724 [Member] | SouthState Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | FB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022724 [Member] | Apple Hospitality REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022724 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022724 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022724 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022724 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022724 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022724 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022724 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022724 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022724 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022724 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022724 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000022724 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022724 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022725 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022725 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022725 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022725 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022725 [Member] | Matador Resources Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022725 [Member] | SouthState Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | FB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022725 [Member] | Apple Hospitality REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022725 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022725 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022725 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022725 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022725 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022725 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022725 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022725 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022725 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022725 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022725 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000022725 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022725 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022723 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000022723 [Member] | PennyMac Financial Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022723 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022723 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022723 [Member] | Matador Resources Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022723 [Member] | SouthState Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | FB Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022723 [Member] | Apple Hospitality REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022723 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022723 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000022723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000022723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000022723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000022723 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022431 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000022431 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022431 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000022431 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022431 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022431 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022431 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022431 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022431 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022431 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022431 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022431 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022431 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022431 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000022431 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022431 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022431 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000022431 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000022431 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022432 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000022432 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022432 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000022432 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022432 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022432 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022432 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022432 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022432 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022432 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022432 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022432 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022432 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022432 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000022432 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022432 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022432 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000022432 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000022432 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022430 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000022430 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022430 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000022430 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022430 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022430 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022430 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022430 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022430 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022430 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022430 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022430 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022430 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022430 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000022430 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022430 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022430 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000022430 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000022430 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022760 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022760 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022760 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022760 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022760 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022760 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022760 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022760 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022760 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022760 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022760 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000022760 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022760 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022761 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022761 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022761 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022761 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022761 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022761 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022761 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022761 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022761 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022761 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022761 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022761 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000022761 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022761 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022759 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022759 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022759 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022759 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000022759 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000022759 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022759 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022759 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022759 [Member] | Eli Lilly And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000022759 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000022759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000022759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000022759 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022759 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000022759 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000022759 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022759 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022759 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022832 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022832 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022832 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022832 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022832 [Member] | PROCEPT BioRobotics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022832 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022832 [Member] | The AZEK Company Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022832 [Member] | Cabot Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022832 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022832 [Member] | AvePoint Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022832 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022832 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000022832 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022832 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000022832 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022832 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000022832 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000022832 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022832 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000022832 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022832 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022833 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022833 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022833 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022833 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022833 [Member] | PROCEPT BioRobotics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022833 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022833 [Member] | The AZEK Company Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022833 [Member] | Cabot Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022833 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022833 [Member] | AvePoint Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022833 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022833 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000022833 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022833 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000022833 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022833 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000022833 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000022833 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022833 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000022833 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022833 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022622 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022622 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022622 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | DocuSign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000022622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000022622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022622 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022620 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022620 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022620 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Pure Storage Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | DocuSign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Carlisle Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022620 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000022620 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000022620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000022620 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000022620 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022620 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000022641 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	79.20%
C000022641 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000022641 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022641 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000022641 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000022641 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%
C000022641 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000022642 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	79.20%
C000022642 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000022642 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022642 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000022642 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000022642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%
C000022642 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000022640 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	79.20%
C000022640 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000022640 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022640 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000022640 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%
C000022640 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.20%
C000022640 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000078286 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000078286 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078286 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000078286 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078286 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078286 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000078286 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078286 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078286 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078286 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078286 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078286 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000078286 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078286 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078286 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078286 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000078286 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000078286 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022567 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000022567 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000022567 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000022567 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000022567 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000022567 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000022567 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000022567 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000022567 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022567 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022567 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000022567 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022567 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000022567 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000022567 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000022567 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022567 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022567 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000022567 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
C000022567 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000047744 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047744 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000047744 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047744 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000047744 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047744 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047744 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000047744 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000047745 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047745 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000047745 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047745 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000047745 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047745 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000047745 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000047746 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047746 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000047746 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047746 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000047746 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047746 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047746 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000047746 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000063027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000063027 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063027 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063027 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063027 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063027 [Member] | U S Treasury Note 4 125 10 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000063027 [Member] | U S Treasury Note 3 625 08 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063027 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063027 [Member] | Fortive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063027 [Member] | Revvity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063027 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063027 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063027 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000063027 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063027 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063027 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000063027 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000063028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000063028 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063028 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063028 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063028 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063028 [Member] | U S Treasury Note 4 125 10 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000063028 [Member] | U S Treasury Note 3 625 08 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063028 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063028 [Member] | Fortive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063028 [Member] | Revvity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063028 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063028 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063028 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000063028 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063028 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063028 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000063028 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000063026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000063026 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063026 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063026 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063026 [Member] | Becton Dickinson and Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063026 [Member] | U S Treasury Note 4 125 10 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000063026 [Member] | U S Treasury Note 3 625 08 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063026 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000063026 [Member] | Fortive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063026 [Member] | Revvity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063026 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000063026 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000063026 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000063026 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000063026 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000063026 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000063026 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000022604 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022604 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000022604 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000022604 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000022604 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022604 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022604 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000022604 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022604 [Member] | Equity Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022604 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022604 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022604 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022605 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022605 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000022605 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000022605 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000022605 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022605 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022605 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000022605 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022605 [Member] | Equity Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022605 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022605 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022605 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022603 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022603 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000022603 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000022603 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000022603 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000022603 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022603 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000022603 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022603 [Member] | Equity Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022603 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000022603 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022603 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047759 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047759 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047759 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047759 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047759 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047759 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047759 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047759 [Member] | Geely Automobile Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047759 [Member] | America Movil SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047759 [Member] | Eva Airways Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047759 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000047759 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000047759 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000047759 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000047759 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047759 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047759 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047759 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000047759 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000047759 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000047759 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047759 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000047759 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047759 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047759 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047759 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000047759 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000047759 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047759 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047759 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000047759 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047759 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047760 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047760 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047760 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047760 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047760 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047760 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047760 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047760 [Member] | Geely Automobile Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047760 [Member] | America Movil SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047760 [Member] | Eva Airways Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047760 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000047760 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000047760 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000047760 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000047760 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047760 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047760 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047760 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000047760 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000047760 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000047760 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047760 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000047760 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047760 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047760 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047760 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000047760 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000047760 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047760 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047760 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000047760 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047760 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047761 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047761 [Member] | Oversea Chinese Banking Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047761 [Member] | NAVER Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047761 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047761 [Member] | Taiwan Semiconductor Manufacturing Company Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047761 [Member] | Erste Group Bank AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047761 [Member] | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047761 [Member] | Geely Automobile Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047761 [Member] | America Movil SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047761 [Member] | Eva Airways Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047761 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000047761 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000047761 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000047761 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000047761 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047761 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047761 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047761 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000047761 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000047761 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000047761 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047761 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000047761 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047761 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000047761 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047761 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000047761 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000047761 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047761 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047761 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000047761 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047761 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000022708 [Member] | Matador Resources Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022708 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022708 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022708 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022708 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022708 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022708 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022708 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022708 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022708 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022708 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022708 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000022708 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022708 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000022708 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022708 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022708 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000022708 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022708 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022709 [Member] | Matador Resources Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022709 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022709 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022709 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022709 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022709 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022709 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022709 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022709 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022709 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022709 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022709 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000022709 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022709 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000022709 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022709 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022709 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000022709 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022709 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022707 [Member] | Matador Resources Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022707 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022707 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022707 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022707 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022707 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022707 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000022707 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000022707 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000022707 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022707 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022707 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000022707 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022707 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000022707 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000022707 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000022707 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000022707 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022707 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022740 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022740 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022740 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022740 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022740 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022740 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000022740 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022740 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022740 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022740 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022740 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022740 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022740 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000022740 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022740 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022740 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022740 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022740 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022740 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000022740 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022740 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022740 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022740 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022741 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022741 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022741 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022741 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022741 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022741 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000022741 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022741 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022741 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022741 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022741 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022741 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022741 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000022741 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022741 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022741 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022741 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022741 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022741 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000022741 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022741 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022741 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022741 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000022739 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022739 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000022739 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022739 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000022739 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022739 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000022739 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000022739 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022739 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022739 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000022739 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022739 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000022739 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000022739 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022739 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022739 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022739 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000022739 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000022739 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000022739 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022739 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022739 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000022739 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099626 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000099626 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000099626 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099627 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000099627 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000099627 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099628 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000099628 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000099628 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000022744 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022744 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022744 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022744 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022744 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022744 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022744 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022744 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022744 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022744 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022744 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022744 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022744 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000022744 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022744 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000022744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000022744 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022744 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022745 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022745 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022745 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022745 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022745 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022745 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022745 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022745 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022745 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022745 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022745 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000022745 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000022745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000022745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022745 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022743 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022743 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022743 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000022743 [Member] | Nasdaq Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022743 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022743 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022743 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022743 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022743 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022743 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022743 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000022743 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000022743 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022743 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000022743 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000022743 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022743 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000022743 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000022743 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000022743 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000022743 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022820 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022820 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022820 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022820 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022820 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022820 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022820 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022820 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022820 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022820 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022820 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022820 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022820 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022820 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022820 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000022820 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022820 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022821 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022821 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022821 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022821 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022821 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022821 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022821 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022821 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022821 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022821 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022821 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022821 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022821 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022821 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022821 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000022821 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022821 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000022819 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000022819 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000022819 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000022819 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000022819 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022819 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000022819 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000022819 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000022819 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022819 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022819 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022819 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022819 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022819 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022819 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000022819 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000022819 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000078287 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000078287 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078287 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000078287 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078287 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078287 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000078287 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078287 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078287 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078287 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078287 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078287 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000078287 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078287 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078287 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078287 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000078287 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000078287 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078285 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000078285 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000078285 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000078285 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000078285 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078285 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000078285 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078285 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078285 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000078285 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078285 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000078285 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000078285 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078285 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078285 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078285 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000078285 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000078285 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099623 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000099623 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000099623 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099624 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000099624 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000099624 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099625 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000099625 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000099625 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000111804 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000111804 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000111804 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000111804 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000111804 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000111804 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000111804 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111804 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000111804 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000111804 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000111804 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000111804 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000111804 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000111804 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000111804 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000111804 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000111804 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000111804 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000111804 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000111804 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000111804 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000111804 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022831 [Member] | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022831 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022831 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022831 [Member] | Verra Mobility Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022831 [Member] | PROCEPT BioRobotics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022831 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022831 [Member] | The AZEK Company Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022831 [Member] | Cabot Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022831 [Member] | Viper Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022831 [Member] | AvePoint Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022831 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022831 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000022831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000022831 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000022831 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000022831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000022831 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022831 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047764 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047764 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000047764 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047764 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047764 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000047764 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047764 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000047764 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000047764 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047764 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000047764 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047764 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047762 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047762 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000047762 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047762 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047762 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000047762 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047762 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000047762 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000047762 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047762 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000047762 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047762 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000047763 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047763 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000047763 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047763 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047763 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000047763 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047763 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000047763 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000047763 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047763 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000047763 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047763 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022812 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000022812 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022812 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022812 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022812 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022812 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022812 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022812 [Member] | American Homes 4 Rent Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022812 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022812 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022812 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022812 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022812 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022812 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000022812 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022812 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022812 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022812 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022812 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022812 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022812 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022812 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022813 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000022813 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022813 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022813 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022813 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022813 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022813 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022813 [Member] | American Homes 4 Rent Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022813 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022813 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022813 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022813 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022813 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022813 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000022813 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022813 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022813 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022813 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022813 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022813 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022813 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022813 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000022811 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000022811 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000022811 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000022811 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000022811 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000022811 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000022811 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022811 [Member] | American Homes 4 Rent Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000022811 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000022811 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000022811 [Member] | Health care providers and services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022811 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000022811 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000022811 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000022811 [Member] | Health care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000022811 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000022811 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000022811 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000022811 [Member] | Hotels restaurants and leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000022811 [Member] | Hotel and resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022811 [Member] | Real estate management and development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000022811 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000090649 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000090649 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090649 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090649 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000090649 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000090649 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000090649 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090649 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000090649 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000090649 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000090649 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090649 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090649 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000090650 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000090650 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090650 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090650 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000090650 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000090650 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000090650 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090650 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000090650 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000090650 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000090650 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090650 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090650 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000090651 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000090651 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090651 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090651 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000090651 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000090651 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000090651 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090651 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000090651 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000090651 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000090651 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090651 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090651 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000073238 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000073238 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000073238 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000073238 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073238 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073238 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073238 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073238 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073238 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000073238 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000073238 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073239 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000073239 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000073239 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000073239 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073239 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073239 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073239 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073239 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073239 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000073239 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000073239 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073237 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000073237 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000073237 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000073237 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073237 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073237 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073237 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000073237 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073237 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000073237 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000073237 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099620 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000099620 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000099620 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099621 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000099621 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000099621 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099622 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000099622 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000099622 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099629 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000099629 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000099629 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099630 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000099630 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000099630 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099631 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000099631 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000099631 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%